Current liabilities - Other creditors and miscellaneous liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Attendance fees	€ 202	€ 242
Deferred income	175	13
Other	4	13
Total other creditors and miscellaneous liabilities	381	268
Decrease (increase) in trade payables	380	€ (479)	€ (2,641)
Proceeds from government grants, classified as financing activities	202
BIO 201
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred income	€ 178